EARNINGS PER SHARE	12 Months Ended
Sep. 30, 2020
Earnings Per Share [Abstract]
EARNINGS PER SHARE
8. EARNINGS PER SHARE

The following table presents the calculation of the Company’s basic and diluted earnings per share for the fiscal years ended September 30:

(Thousands, except per share amounts)	2020	2019	2018
Net income, as reported	$163,007	$123,935	$231,013
Basic earnings per share
Weighted average shares of common stock outstanding-basic	94,798	89,242	87,689
Basic earnings per common share	$1.72	$1.39	$2.63
Diluted earnings per share
Weighted average shares of common stock outstanding-basic	94,798	89,242	87,689
Incremental shares (1)	305	354	626
Weighted average shares of common stock outstanding-diluted	95,103	89,596	88,315
Diluted earnings per common share (2)	$1.71	$1.38	$2.62
(1)Incremental shares consist primarily of unvested stock awards and performance units.
(2)There were anti-dilutive shares of 74,000 excluded from the calculation of diluted earnings per share related to the equity forward sale agreement for fiscal 2020. There were no anti-dilutive shares excluded from the calculation of diluted earnings per share for fiscal 2019 and 2018.